Financing instruments payable - Debt securities, additional information (Details) R$ in Thousands, $ in Millions			12 Months Ended
	Jul. 01, 2021 BRL (R$)	Jul. 01, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 08, 2021 BRL (R$)	Sep. 09, 2021 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Notional value			R$ 9,738,021	R$ 2,537,950	R$ 248,896
Proceeds from borrowings			1,570,639	0	R$ 0
Unit value at period-end			505,680
Total borrowings			1,928,782	284,087
Debentures			169,094	R$ 335,250
Senior Unsecured Notes Due on July 1, 2026
Disclosure of detailed information about borrowings [line items]
Notional value | $		$ 750
Proceeds from borrowings	R$ 3,697,000	$ 739
Interest rate		3.25%
Promissory Note Due on September 4, 2022 | XP Energia
Disclosure of detailed information about borrowings [line items]
Notional value							R$ 80,000
Total borrowings			R$ 82,608
Promissory Note Due on September 4, 2022 | XP Energia | CDI Rate
Disclosure of detailed information about borrowings [line items]
Interest rate, adjustment to basis						3.50%
Debentures
Disclosure of detailed information about borrowings [line items]
Percentage of principal amount due and paid			50.00%
Debentures | CDI Rate
Disclosure of detailed information about borrowings [line items]
Interest rate, adjustment to basis			107.50%
Non-Convertible Debentures | XP Energia
Disclosure of detailed information about borrowings [line items]
Debentures			R$ 90,679			R$ 90,000
Non-Convertible Debentures | XP Energia | Top of range
Disclosure of detailed information about borrowings [line items]
Notional value						R$ 1,500,000
Non-Convertible Debentures | XP Energia | CDI Rate
Disclosure of detailed information about borrowings [line items]
Interest rate, adjustment to basis						2.50%